Taxes payable (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
Value-added Tax payable	$ 990,173	$ 832,270
Income tax payable	198,130	25,441
Other taxes payable	110,844	85,741
Total	$ 1,299,147	$ 943,452